SEGMENT REPORTING - Schedule of information on reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Revenue	$ 6,566.2	$ 5,183.3	$ 4,400.4
Depreciation & Amortization	384.2	273.8	220.9
Total Adjusted Operating Profit of Reportable Segments	701.8	470.8	302.5
Adjustments:
Impairment losses on goodwill and intangible assets	0.0	0.0	0.0
Share-based payment expenses	(37.2)	(21.3)	(46.0)
Interest expense	(97.7)	(219.0)	(397.6)
Loss on debt extinguishment	0.0	31.8	0.0
Interest income	6.4	8.8	6.4
Income/(loss) before tax	624.5	161.2	(104.6)
Operating segment
SEGMENT REPORTING
Revenue	6,566.2	5,183.3	4,400.4
Depreciation & Amortization	367.9	267.6	214.5
Total Adjusted Operating Profit of Reportable Segments	964.3	656.4	496.3
Reconciliation
SEGMENT REPORTING
Revenue	0.0	0.0	0.0
Depreciation & Amortization	16.3	6.2	6.4
Corporate expenses	(126.7)	(79.5)	(63.7)
Adjustments:
PPA	(71.2)	(42.8)	(42.7)
Restructuring expenses	(23.7)	(22.4)	(2.3)
Impairment losses on goodwill and intangible assets	(6.7)	0.0	0.0
Expenses related to transaction activities	(15.9)	(22.1)	(33.9)
Expenses related to certain legal proceedings	(3.4)	(3.6)	(3.3)
Share-based payment expenses	(14.9)	(15.3)	(47.9)
Interest expense	(97.7)	(219.0)	(397.6)
Foreign currency exchange (gains)/losses, net & other finance costs	14.0	(67.6)	(15.8)
Loss on debt extinguishment	0.0	(31.8)	0.0
Interest income	6.4	8.8	6.4
Income/(loss) before tax	624.5	161.2	(104.6)
Unallocated
SEGMENT REPORTING
Revenue	6,566.2	5,183.3	4,400.4
Depreciation & Amortization		273.8	220.9
Technical Apparel | Operating segment
SEGMENT REPORTING
Revenue	2,855.8	2,194.3	1,614.1
Depreciation & Amortization	164.4	126.0	92.1
Total Adjusted Operating Profit of Reportable Segments	616.8	460.4	314.4
Outdoor Performance | Operating segment
SEGMENT REPORTING
Revenue	2,403.7	1,835.5	1,674.2
Depreciation & Amortization	163.8	107.5	94.7
Total Adjusted Operating Profit of Reportable Segments	299.8	172.3	151.3
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Revenue	1,306.7	1,153.5	1,112.1
Depreciation & Amortization	39.7	34.1	27.7
Total Adjusted Operating Profit of Reportable Segments	$ 47.7	$ 23.7	$ 30.6